Fair value Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value Narrative [line items]
Written put option expense of the period	€ 57	€ 53	€ 50
Adjustment contingent consideration 2018	€ 192